FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets (current and non-current)(1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 27	$ 29
Financial liabilities (current and non-current)(1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 0	$ 0